Cover	12 Months Ended
May 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	FedEx Corporation
Insider Trading Policies and Procedures Adopted [Flag]	true
Award Timing MNPI Disclosure [Text Block]

Timing

Stock option and restricted stock awards are generally made to executive officers on an annual basis according to a pre-established schedule. Annual equity-based compensation awards to our executive officers are approved annually at the June meeting of the Compensation & HR Committee. The date of this meeting is generally scheduled at least one year in advance. If the meeting date is not on a business day, the grant date is the next business day. However, if the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period.

Throughout the year, equity awards are made to new hires, promoted employees, and, in rare circumstances, as a reward for exceptional performance. When the Compensation & HR Committee approves a special grant outside of the annual-grant framework, such grants are typically made at a regularly scheduled meeting and the grant date of the awards is the approval date or the next business day, if the meeting does not fall on a business day. If the grant is made in connection with the promotion of an individual or the election of an officer, the grant date may be the effective date of the individual’s promotion or the officer’s election, if such effective date is after the approval date. If the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period. The Compensation & HR Committee may, to the extent permitted by FedEx’s equity compensation plans, delegate to one or more FedEx officers the authority to grant equity awards to eligible individuals who are not Section 16 officers or non-management Board members.

In addition, with respect to the timing of our stock options and restricted stock awards:

We do not time equity-based awards in coordination with the release of material, non-public information and have never had a practice of doing so; and
We have never timed and do not plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.

Award Timing Method [Text Block]

Stock option and restricted stock awards are generally made to executive officers on an annual basis according to a pre-established schedule. Annual equity-based compensation awards to our executive officers are approved annually at the June meeting of the Compensation & HR Committee. The date of this meeting is generally scheduled at least one year in advance. If the meeting date is not on a business day, the grant date is the next business day. However, if the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period.

Throughout the year, equity awards are made to new hires, promoted employees, and, in rare circumstances, as a reward for exceptional performance. When the Compensation & HR Committee approves a special grant outside of the annual-grant framework, such grants are typically made at a regularly scheduled meeting and the grant date of the awards is the approval date or the next business day, if the meeting does not fall on a business day. If the grant is made in connection with the promotion of an individual or the election of an officer, the grant date may be the effective date of the individual’s promotion or the officer’s election, if such effective date is after the approval date. If the meeting date falls within a blackout period when trading in FedEx securities is prohibited under our Securities Manual, the Compensation & HR Committee may approve the awards but make them effective as of a future grant date that falls outside of such blackout period. The Compensation & HR Committee may, to the extent permitted by FedEx’s equity compensation plans, delegate to one or more FedEx officers the authority to grant equity awards to eligible individuals who are not Section 16 officers or non-management Board members.

Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not time equity-based awards in coordination with the release of material, non-public information and have never had a practice of doing so;
MNPI Disclosure Timed for Compensation Value [Flag]	false
Entity Central Index Key	0001048911
Amendment Flag	false